Earnings per shares (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Weighted average number of shares for diluted earnings per share
Weighted average number of shares for basic earnings per share	27,056	27,680		29,012
Effect of dilutive potential shares: restricted shares and share options	95	95		97
Weighted average number of shares for diluted earnings per share	27,151	27,775		29,109
Profit earnings for basic and diluted earnings per share
Profit for earnings per share from continuing operations attributable to owners	€ 1,205	€ 12,085		€ 2,052
(Loss)/profit for earnings per share from discontinued operations attributable to owners	(65)	(247)		185
Profit for basic and diluted earnings per share	€ 1,140	€ 11,838		€ 2,237
Basic earnings per share
Basic earnings per share from continuing operations	€ 0.0445	€ 0.4366	[1]	€ 0.0707	[1]
Basic (loss)/earnings per share from discontinued operations	(0.0024)	(0.0089)		0.0064
Earnings per share - Total Group, Basic	0.0421	0.4277	[1]	0.0771	[1]
Diluted earnings per share
Diluted earnings per share from continuing operations	0.0444	0.4351	[1]	0.0705	[1]
Diluted (loss)/earnings per share from discontinued operations	(0.0024)	(0.0089)		0.0063
Earnings per share - Total Group, Diluted	€ 0.0420	€ 0.4262	[1]	€ 0.0768	[1]

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.